COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 1,492	$ 2,067	$ 1,909
Commitments and contingencies
Outstanding Guarantees	$ 77,841
Line of Credit Facility, Amount Outstanding	230,074	$ 173,670
Purchase Obligation, Due in Next Twelve Months	280,055
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	424
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	580
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 28,373